Loans (Details) - Schedule of Convertible Loan Agreement - CHF (SFr)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Schedule Of Convertible Loan Agreement Abstract
As of January 1	SFr 4,898,377
Gross proceeds at disbursement date	2,500,000	SFr 5,000,000
Embedded derivative, separated	(435,023)	(449,898)
Transaction costs allocated to host		(10,236)
Carrying amount at initial recognition	6,963,354	4,539,866
Repayment in cash	(285,562)
Converted principal amount	(7,214,438)
Accrued interest		447,945
Amortization	536,646	358,511
Total		5,346,322
Accrued interest balance of December 31		447,945
Convertible loan balance of December 31		SFr 4,898,377